UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
 Suite 1425
 Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2013

Date of reporting period: 11/30/2013

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended November 30, 2013 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Annual Report 2013

Mid-Cap Fund
Small-Cap Fund
 November 30, 2013

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-2025.

Capital Management Funds

Mid-Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small-Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling
1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about January 29, 2014.

December 19, 2013

Dear Capital Management Shareholders,

The fiscal year ended November 30, 2013 closed with the S&P 500 posting its largest string of weekly advances in almost a decade.  The gains underscore the breadth of the market’s advance amid an expanding economy, low interest rates and investor-friendly Federal Reserve policy.

During the fiscal year ended November 30, 2013, both funds had positive performance with record highs achieved throughout the year.  The Capital Management Mid-Cap Fund Institutional Shares (the Mid-Cap Fund) returned 29.66% versus 30.30% for the S&P 500 Total Return Index* and 33.33% for the Russell Mid-Cap Value Index*.  The Capital Management Small-Cap Fund Institutional Shares (the Small-Cap Fund) returned 38.08% versus 43.90% for the S&P 600 Small-Cap Index* and 40.99% for the Russell 2000 Index*.

The Mid-Cap Fund benefitted from the above-average performance of the Consumer Sector, Financials, Technology and Health Care.  GNC Holdings, Constellation Brands, Seagate Technology and Salix Pharmaceuticals were up well above-average during the year.   Decker’s Outdoor, Jarden Corp., WD 40 Co., Keystone Paper & Packaging, Deluxe Corp., Chicago Bridge & Iron and Hyster-Yale, with well above-average performance; positively impacted the Small-Cap Fund.

On the negative side, precious metals, Teradata Corp., Kronos Worldwide and Dana Corp. were down during the year in the Mid-Cap Fund.  In the Small-Cap Fund, Rayonier, Landauer Inc., Eagle Rock Energy, Central Fund of Canada, Covanta Holding, Birchcliff Energy and Gulf Island Fabrication had a negative impact on performance.

The stock market absorbed several severe economic and political hits during the year including, the government shutdown, the Obamacare fiasco, and concerns about Fed tapering.  The uncertainties surrounding tapering fears were addressed in Mr. Bernanke’s final news conference as Fed Chairman.

With the recovery now on firmer ground, the equity market responded positively to the Fed’s recent action of winding down the bond-buying program designed to boost growth. The rally pushed the Dow Jones Industrial Average to its 45th record of the year.  The Fed also gave assurance that short-term interest rates would stay low well after the bond-buying program ends.  These moves are reflective of a more positive economy and a favorable outlook for the stock market well into the new year.

Sincerely,

Ralph J. Scarpa
President
Capital Management Associates, Inc.

* The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. The Russell 2000 Index is a widely recognized unmanaged index designed to measure the performance of the small-cap segment of the U.S. equity universe.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The Funds may or may not purchase the types of securities represented by the S&P 500 Total Return Index, the Russell Mid-Cap Value Index, the S&P 600 Small-Cap Index or the Russell 2000 Index.

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. The Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies or small-cap companies. Investment in the Mid-Cap Fund is also subject to, among other things, mid-cap securities risk and short sales risk. Investment in the Small-Cap Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in each Fund’s prospectus.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Capital Management Mid-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)
For the period from November 30, 2003 to November 30, 2013

$75,000
$50,000
$25,000
$0
$67,391
$52,426
$51,617
11/30/2003
11/30/2004
11/30/2005
11/30/2006
11/30/2007
11/30/2008
11/30/2009
11/30/2010
11/30/2011
11/30/2012
11/30/2013
Capital Management Mid-Cap Fund - Institutional Shares
S&P 500 Total Return Index
Russell Mid-Cap Value Index

The graph assumes an initial investment of $25,000 at November 30, 2003.

Average Annual Total Return

Performance Returns for the period ended November 30, 2013	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Institutional Shares	29.66%	16.05%	7.53%
S&P 500 Total Return Index	30.30%	17.58%	7.68%
Russell Mid-Cap Value Index	33.33%	21.64%	10.40%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund - Institutional Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund - Institutional Shares, which will not invest in certain securities comprising these indices.

Capital Management Mid-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from November 30, 2003 to November 30, 2013

$30,000
$20,000
$10,000
$0
$26,956
$20,970
$18,605
11/30/2003
11/30/2004
11/30/2005
11/30/2006
11/30/2007
11/30/2008
11/30/2009
11/30/2010
11/30/2011
11/30/2012
11/30/2013
Capital Management Mid-Cap Fund - Investor Shares
S&P 500 Total Return Index
Russell Mid-Cap Value Index

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 2003.

Average Annual Total Return

Performance Returns for the period ended November 30, 2013	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Investor Shares – No Sales Load	28.66%	15.17%	6.73%
Capital Management Mid-Cap Fund – Investor Shares – 3% Maximum Sales Load	24.80%	14.47%	6.41%
S&P 500 Total Return Index	30.30%	17.58%	7.68%
Russell Mid-Cap Value Index	33.33%	21.64%	10.40%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund - Investor Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund – Investor Shares, which will not invest in certain securities comprising these indices.

Capital Management Small-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)
For the period from November 30, 2003 to November 30, 2013

$75,000
$50,000
$25,000
$0
$69,036
$61,918
11/30/2003
11/30/2004
11/30/2005
11/30/2006
11/30/2007
11/30/2008
11/30/2009
11/30/2010
11/30/2011
11/30/2012
11/30/2013
Capital Management Small-Cap Fund - Institutional Shares
S&P 600 Small-Cap Index

The graph assumes an initial investment of $25,000 at November 30, 2003.

Average Annual Total Return

Performance Returns for the period ended November 30, 2013	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Institutional Shares	38.08%	20.51%	9.49%
S&P 600 Small-Cap Index	43.90%	22.44%	10.68%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund - Institutional Shares versus the S&P 600 Small Cap Index. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Institutional Shares, which will not invest in certain securities comprising the index.

Capital Management Small-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from November 30, 2003 to November 30, 2013

$30,000
$20,000
$10,000
$0
$27,615
$23,476
11/30/2003
11/30/2004
11/30/2005
11/30/2006
11/30/2007
11/30/2008
11/30/2009
11/30/2010
11/30/2011
11/30/2012
11/30/2013
Capital Management Small-Cap Fund - Investor Shares
S&P 600 Small-Cap Index

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 2003.

Average Annual Total Return

Performance Returns for the period ended November 30, 2013	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Investor Shares – No Sales Load	37.63%	20.11%	9.24%
Capital Management Small-Cap Fund – Investor Shares – 3% Maximum Sales Load	33.50%	19.38%	8.91%
S&P 600 Small-Cap Index	43.90%	22.44%	10.68%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund – Investor Shares versus the S&P 600 Small-Cap Index. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Investor Shares, which will not invest in certain securities comprising the index.

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Actual (+11.78%)	$ 1,000.00	$ 1,117.80	$ 7.96
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59

Mid–Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Actual (+11.32%)	$ 1,000.00	$ 1,113.20	$ 11.92
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.79	$ 11.36

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period**
Actual (+15.94%)	$ 1,000.00	$ 1,159.40	$ 8.12
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59

Small–Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period**
Actual (+15.78%)	$ 1,000.00	$ 1,157.80	$ 9.90
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.89	$ 9.25

*
Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**
Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 1.83% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Fund Expense Example (Unaudited)

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated April 1, 2013 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.82%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.52%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.57%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.27%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.96%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.71%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%

* The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. The contractual agreement cannot be terminated prior to April 1, 2014 without the Trust’s Board of Trustees’ approval. Total Gross Operating Expenses during the year ended November 30, 2013 were 1.75%, 2.50%, 1.85%, and 2.60% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the year ended November 30, 2013.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2013

	Shares	Value

Common Stock -97.47%

Auto Parts & Equipment - 2.23%
Dana Holding Corp.	20,000	$405,600

Banks - 2.81%
First Republic Bank	10,000	511,000

Beverages - 6.52%
* Constellation Brands , Inc. - Class A	10,000	704,100
Dr. Pepper Snapple Group, Inc.	10,000	482,600
		1,186,700
Chemicals - 4.35%
RPM International, Inc.	20,000	792,000

Commercial Services - 5.49%
Cintas Corp.	10,000	555,000
* Quanta Services, Inc.	15,000	444,150
		999,150

Computers - 4.75%
Seagate Technology PLC	5,000	245,200
Syntel, Inc.	7,000	618,590
		863,790
Electrical Components & Equipment - 3.03%
Energizer Holdings, Inc.	5,000	551,750

Food - 1.90%
McCormick & Co., Inc.	5,000	345,000

Hand & Machine Tools - 10.77%
Lincoln Electric Holdings, Inc.	11,000	786,280
Snap-On, Inc.	8,000	849,200
Stanley Black & Decker, Inc.	4,000	325,560
		1,961,040
Healthcare - Products - 6.37%
DENTSPLY International, Inc.	10,000	475,600
* Henry Schein, Inc.	6,000	684,000
		1,159,600
Healthcare - Services - 2.68%
Quest Diagnostics, Inc.	8,000	487,520

Household Products & Wares - 7.35%
Newell Rubbermaid, Inc.	20,000	607,000
Tupperware Brands Corp.	8,000	730,720
		1,337,720
Internet - 1.57%
IAC/InterActiveCorp.	5,000	286,050

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2013

	Shares	Value

Common Stock - 97.47% (continued)

Iron & Steel - 3.44%
Cliffs Natural Resources, Inc.	25,000	$625,250

Machinery - Diversified - 4.65%
* Chart Industries, Inc.	5,000	486,500
Nordson Corp.	5,000	360,600
		847,100

Mining - 3.30%
Silver Wheaton Corp.	20,000	418,800
Yamana Gold, Inc.	20,000	181,800
		600,600
Miscellaneous Manufacturing - 2.32%
Hillenbrand, Inc.	15,000	421,500

Oil & Gas - 3.17%
Energen Corp.	8,000	577,360

Oil & Gas Services - 2.43%
* Cameron International Corp.	8,000	443,120

Pharmaceuticals - 4.66%
* Salix Pharmaceuticals Ltd.	10,000	848,100

Real Estate - 2.41%
W.P. Carey, Inc.	7,000	439,390

Retail - 6.67%
GNC Holdings, Inc. - Class A	10,000	601,800
Ross Stores, Inc.	8,000	611,680
		1,213,480
Semiconductors - 4.60%
LSI Corp.	50,000	403,500
Microchip Technology, Inc.	10,000	432,900
		836,400

Total Common Stock (Cost $11,628,134)		17,739,220

Exchange-Traded Funds - 1.53%
* SPDR Gold Shares	2,300	277,610

Total Exchange-Traded Funds (Cost $187,561)		277,610

Investment Companies - 1.50%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	273,501	273,501

Total Investment Companies (Cost $273,501)		273,501

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2013

Value

Total Investments (Cost $12,089,196) - 100.50%	$18,290,331
Liabilities In Excess of Other Assets, net - (0.50)%	(91,444)

Net Assets - 100.00%	$18,198,887

*	Non-income producing investment.
**	Rate shown represents the rate at November 30, 2013 which is subject to change and resets daily.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2013

	% of Net
Industry	Assets	Value

Auto Parts & Equipment	2.23%	$405,600
Banks	2.81%	511,000
Beverages	6.52%	1,186,700
Chemicals	4.35%	792,000
Commercial Services	5.49%	999,150
Computers	4.75%	863,790
Electrical Components & Equipment	3.03%	551,750
Exchange Traded Funds	1.53%	277,610
Food	1.90%	345,000
Hand & Machine Tools	10.77%	1,961,040
Healthcare - Products	6.37%	1,159,600
Healthcare - Services	2.68%	487,520
Household Products & Wares	7.35%	1,337,720
Internet	1.57%	286,050
Investment Companies	1.50%	273,501
Iron & Steel	3.44%	625,250
Machinery - Diversified	4.65%	847,100
Mining	3.30%	600,600
Miscellaneous Manufacturing	2.32%	421,500
Oil & Gas	3.17%	577,360
Oil & Gas Services	2.43%	443,120
Pharmaceuticals	4.66%	848,100
Real Estate	2.41%	439,390
Retail	6.67%	1,213,480
Semiconductors	4.60%	836,400
	100.50%	$18,290,331

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2013

	Shares	Value

Closed-End Funds - 0.83%
Central Fund of Canada, Ltd.	10,000	$136,000

Total Closed-End Funds (Cost $210,500)		136,000

Common Stock - 95.85%

Apparel - 5.04%
* Deckers Outdoor Corp.	10,000	826,400

Banks - 2.77%
Bryn Mawr Bank Corp.	15,000	454,200

Chemicals - 6.21%
Stepan Co.	10,000	634,600
Zep, Inc.	20,000	385,200
		1,019,800
Commercial Services - 10.75%
Deluxe Corp.	15,000	745,350
* H&E Equipment Services, Inc.	20,000	570,600
Heartland Payment Systems, Inc.	10,000	449,100
		1,765,050
Computers - 1.00%
* Mercury Systems Inc	15,000	164,100

Cosmetics & Personal Care - 2.22%
Inter Parfums, Inc.	10,000	364,000

Distribution & Wholesale - 3.22%
Watsco, Inc.	5,500	527,780

Electric - 5.74%
Black Hills Corp.	10,000	502,700
NorthWestern Corp.	10,000	439,800
		942,500
Electronics - 2.36%
* Rofin-Sinar Technologies, Inc.	15,000	387,450

Engineering & Construction - 4.67%
Chicago Bridge & Iron Co. NV	10,000	766,800

Environmental Control - 2.18%
Covanta Holding Corp.	20,000	358,000

Food - 5.24%
B&G Foods, Inc.	10,000	346,300
* Chefs' Warehouse Inc/The	20,000	513,200
		859,500
Forest Products & Paper - 4.87%
KapStone Paper and Packaging Corp.	15,000	799,200

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2013

	Shares	Value

Common Stock - 95.85% (continued)

Gas - 3.44%
Questar Corp.	15,000	$337,800
South Jersey Industries, Inc.	4,000	226,800
		564,600
Healthcare - Products - 2.25%
Meridian Bioscience, Inc.	15,000	368,700

Household Products & Wares - 6.40%
* Jarden Corp.	12,000	674,880
WD-40 Co.	5,000	376,300
		1,051,180
Iron & Steel - 2.94%
Carpenter Technology Corp.	8,000	482,320

Machinery - Construction & Mining - 5.08%
Hyster-Yale Materials Handling, Inc.	10,000	833,600

Oil & Gas - 3.40%
* Birchcliff Energy Ltd.	40,000	276,800
Precision Drilling Corp.	30,000	280,500
		557,300
Pipelines - 1.25%
Eagle Rock Energy Partners LP	34,000	206,040

REITs - 2.42%
Rayonier, Inc.	9,000	396,990

Retail - 3.23%
Buckle, Inc.	10,000	530,600

Semiconductors - 4.69%
* Silicon Image, Inc.	60,000	325,200
* SunEdison, Inc.	35,000	444,850
		770,050
Software - 2.11%
* Tangoe, Inc.	22,000	346,280

Trucking & Leasing - 2.37%
Textainer Group Holdings Ltd.	10,000	388,300

Total Common Stock (Cost $9,554,170)		15,730,740

Investment Companies - 6.33%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	1,038,536	1,038,536

Total Investment Companies (Cost $1,038,536)		1,038,536

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2013

Value

Total Investments (Cost $10,803,206) - 103.01%	$16,905,276
Liabilities in Excess of Other Assets, net - (3.01)%	(494,454)
Net Assets - 100.00%	$16,410,822

*	Non-income producing investment.
**	Rate shown represents the rate at November 30, 2013 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2013

	% of Net
Industry	Assets	Value

Apparel	5.04%	$826,400
Banks	2.77%	454,200
Chemicals	6.21%	1,019,800
Closed-End Funds	0.83%	136,000
Commercial Services	10.75%	1,765,050
Computers	1.00%	164,100
Cosmetics & Personal Care	2.22%	364,000
Distribution & Wholesale	3.22%	527,780
Electric	5.74%	942,500
Electronics	2.36%	387,450
Engineering & Construction	4.67%	766,800
Environmental Control	2.18%	358,000
Food	5.24%	859,500
Forest Products & Paper	4.87%	799,200
Gas	3.44%	564,600
Healthcare - Products	2.25%	368,700
Household Products & Wares	6.40%	1,051,180
Investment Companies	6.33%	1,038,536
Iron & Steel	2.94%	482,320
Machinery - Construction & Mining	5.08%	833,600
Oil & Gas	3.40%	557,300
Pipelines	1.25%	206,040
REITs	2.42%	396,990
Retail	3.23%	530,600
Semiconductors	4.69%	770,050
Software	2.11%	346,280
Trucking & Leasing	2.37%	388,300
Total	103.01%	$16,905,276

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2013	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$12,089,196	$10,803,206
Investments, at value (note 1)	18,290,331	16,905,276
Receivables:
Dividends and interest	27,907	19,296
Prepaid expenses	1,313	1,024
Total assets	18,319,551	16,925,596

Liabilities:
Payables:
Distributions payable	72,359	76,637
Due to advisor (note 2)	12,759	11,783
Due to administrator (note 2)	5,551	5,218
Distribution and Service (12b-1) fees - Investor Shares (note 3)	1,246	158
Investments purchased	-	393,390
Fund shares redeemed	1,171	-
Other liabilities and accrued expenses	27,578	27,588
Total liabilities	120,664	514,774

Total Net Assets	$18,198,887	$16,410,822

Net Assets consist of:
Capital (par value and paid in surplus)	$12,028,866	$10,453,737
Accumulated net investment loss	(31,114)	(144,985)
Net unrealized appreciation on investments	6,201,135	6,102,070
Total Net Assets	$18,198,887	$16,410,822

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	789,134	681,766
Net Assets - Institutional Shares	$17,628,759	$16,099,291
Net Asset Value, Maximum Offering and Redemption Price Per Share	$22.34	$23.61

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	29,908	13,905
Net Assets - Investor Shares	$570,128	$311,531
Net Asset Value and Redemption Price Per Share	$19.06	$22.40
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$19.65
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$23.09

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF OPERATIONS

For the year ended November 30, 2013	Mid-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$252,513	$246,915
Foreign withholding tax	(4,009)	(1,459)
Interest	53	64
Total investment income	248,557	245,520

Expenses:
Advisory fees (note 2)	164,336	141,853
Distribution and service (12b-1) fees - Investor Shares (note 3)	3,498	1,579
Administration fees (note 2)	53,549	49,052
Legal fees	22,333	22,333
Audit and tax preparation fees	15,500	15,500
Trustees' fees and meeting expenses	11,100	11,100
Other operating expenses	9,059	8,913
Custody fees	7,021	8,459
Securities pricing fees	3,599	3,599
Registration and filing fees	1,779	1,172
Total Expenses	291,774	263,560
Less:
Advisory fees waived (note 2)	(41,771)	(49,202)
Distribution and service (12b-1) fees waived (note 2)	-	(874)
Net Expenses	250,003	213,484

Net Investment Income (Loss)	(1,446)	32,036

Realized and unrealized gain on investments:
Net realized gain on investment transactions	981,612	556,380
Net change in unrealized appreciation on investments	3,245,950	3,934,735
Net Realized and Unrealized Gain on Investments	4,227,562	4,491,115

Net Increase in Net Assets Resulting from Operations	$4,226,116	$4,523,151

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund
For the fiscal year ended	November 30, 2013	November 30, 2012

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(1,446)	$(48,352)
Net realized gain (loss) on investment transactions	981,612	(128,203)
Net change in unrealized appreciation on investments	3,245,950	1,379,199
Net Increase in Net Assets Resulting from Operations	4,226,116	1,202,644

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	(822,608)	-
Investor Shares	(30,801)	-
Decrease in Net Assets Resulting from Distributions	(853,409)	-

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	101,237
Reinvested dividends and distributions	750,249	-
Shares repurchased	(456,604)	(187,014)
Investor Shares
Shares sold	73,769	32,038
Reinvested dividends and distributions	30,801	-
Shares repurchased	(55,082)	(6,852)
Increase (Decrease) in Net Assets from Capital Share Transactions	343,133	(60,591)

Net Increase in Net Assets	3,715,840	1,142,053

Net Assets:
Beginning of year	14,483,047	13,340,994
End of year	$18,198,887	$14,483,047

Accumulated Net Investment Loss	$(31,114)	$(48,352)

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund
For the fiscal year ended	November 30, 2013	November 30, 2012

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$32,036	$154,066
Net realized gain on investment transactions	556,380	707,300
Net change in unrealized appreciation (depreciation) on investments	3,934,735	(12,893)
Net Increase in Net Assets Resulting from Operations	4,523,151	848,473

Distributions to shareholders from:
Net investment income
Institutional Shares	(32,036)	(152,553)
Investor Shares	-	(1,513)
In excess of net investment income
Institutional Shares	(24,308)	(39,371)
Investor Shares	(439)	(645)
Net realized capital gains
Institutional Shares	(545,308)	(533,710)
Investor Shares	(11,072)	(7,400)
Decrease in Net Assets Resulting from Distributions	(613,163)	(735,192)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	25,000	57,735
Reinvested dividends and distributions	525,015	627,788
Shares repurchased	-	-
Investor Shares
Shares sold	90,214	-
Reinvested dividends and distributions	11,510	9,558
Shares repurchased	-	-
Increase in Net Assets from Capital Share Transactions	651,739	695,081

Net Increase in Net Assets	4,561,727	808,362

Net Assets:
Beginning of year	11,849,095	11,040,733
End of year	$16,410,822	$11,849,095

Accumulated Net Investment Loss	$(144,985)	$(120,238)

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	Mid-Cap Fund

	Institutional Shares

	November 30,
	2013		2012	2011	2010	2009

Net Asset Value, Beginning of Year	$18.07		$16.56	$16.48	$14.58	$11.37

Investment Operations:

Net investment income (loss)	-	(a)	(0.06)	(0.04)	(0.04)	0.04

Net realized and unrealized gain on investments	5.36		1.57	0.43	1.94	3.21
Total from investment operations	5.36		1.51	0.39	1.90	3.25

Less Distributions:
From net investment income	-		-	-	-	(0.04)
From net realized capital gains	(1.09)		-	(0.31)	-	-
Total distributions	(1.09)		-	(0.31)	-	(0.04)

Net Asset Value, End of Year	$22.34		$18.07	$16.56	$16.48	$14.58

Total Return (b)	29.66%		9.12%	2.38%	13.03%	28.56%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$17,629		$14,048	$12,964	$12,950	$11,627
Ratio of Gross Expenses to Average Net Assets (c)	1.75%		1.80%	1.79%	1.84%	1.95%
Ratio of Net Expenses to Average Net Assets (c)	1.50%		1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%		(0.33)%	(0.25)%	(0.24%)	0.32%
Portfolio Turnover Rate	24.43%		33.43%	39.62%	27.56%	18.26%

(a)	Net investment income resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	Mid-Cap Fund

	Investor shares

	November 30,
	2013	2012	2011	2010	2009

Net Asset Value, Beginning of Year	$15.66	$14.46	$14.54	$12.96	$10.16

Investment Operations:

Net investment loss	(0.11)	(0.16)	(0.15)	(0.15)	(0.05)

Net realized and unrealized gain on investments	4.60	1.36	0.38	1.73	2.85
Total from investment operations	4.49	1.20	0.23	1.58	2.80

Less Distributions:
From net realized capital gains	(1.09)	-	(0.31)	-	-
Total distributions	(1.09)	-	(0.31)	-	-

Net Asset Value, End of Year	$19.06	$15.66	$14.46	$14.54	$12.96

Total Return (a)	28.66%	8.30%	1.60%	12.19%	27.56%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$570	$435	$377	$372	$382
Ratio of Gross Expenses to Average Net Assets (b)	2.50%	2.55%	2.54%	2.59%	2.70%
Ratio of Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(0.74%)	(1.08%)	(1.00%)	(0.99%)	(0.44%)
Portfolio Turnover Rate	24.43%	33.43%	39.62%	27.56%	18.26%

(a)	Total in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	Small-Cap Fund

	Institutional Shares

	November 30,
	2013		2012	2011	2010	2009

Net Asset Value, Beginning of Year	$17.76		$17.58	$16.93	$13.33	$11.40

Investment Operations:

Net investment income (loss)	0.05	(a)	0.26	0.14	(0.05)	-	(b)
Net realized and unrealized gain on investments	6.72		1.09	2.14	3.87	1.95
Total from investment operations	6.77		1.35	2.28	3.82	1.95

Less Distributions:
From net investment income	(0.05)		(0.26)	(0.13)	-	-	(b)
In excess of net investment income	(0.04)		(0.05)	(0.07)	(0.01)	(0.02)
From net realized capital gains	(0.83)		(0.86)	(1.43)	(0.21)	-
Total distributions	(0.92)		(1.17)	(1.63)	(0.22)	(0.02)

Net Asset Value, End of Year	$23.61		$17.76	$17.58	$16.93	$13.33

Total Return (c)	38.08%		7.65%	13.51%	28.65%	17.10%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$16,099		$11,694	$10,896	$9,929	$7,716
Ratio of Gross Expenses to Average Net Assets (d)	1.85%		1.93%	1.94%	2.06%	2.24%
Ratio of Net Expenses to Average Net Assets (d)	1.50%		1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23%		1.35%	0.69%	(0.28)%	0.03%
Portfolio Turnover Rate	28.46%		29.36%	41.52%	19.34%	33.07%

(a)	Net investment income per share is based on average shares outstanding for the year ended November 30, 2013.
(b)	Net investment income and distributions from net investment income resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	Small-Cap Fund

	Investor shares

	November 30,
	2013		2012	2011	2010	2009

Net Asset Value, Beginning of Year	$16.90		$16.78	$16.23	$12.83	$10.99

Investment Operations:

Net investment income (loss)	(0.02)	(a)	0.21	0.08	(0.12)	(0.02)
Net realized and unrealized gain on investments	6.38		1.02	2.04	3.73	1.86
Total from investment operations	6.36		1.23	2.12	3.61	1.84

Less Distributions:
From net investment income	-		(0.19)	(0.09)	-	-
In excess of net investment income	(0.03)		(0.06)	(0.05)	-	-
From net realized capital gains	(0.83)		(0.86)	(1.43)	(0.21)	-
Total distributions	(0.86)		(1.11)	(1.57)	(0.21)	-

Net Asset Value, End of Year	$22.40		$16.90	$16.78	$16.23	$12.83

Total Return (b)	37.63%		7.31%	13.10%	28.16%	16.74%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$312		$156	$145	$128	$99
Ratio of Gross Expenses to Average Net Assets (c)	2.60%		2.68%	2.69%	2.81%	2.99%
Ratio of Net Expenses to Average Net Assets (c)	1.83%		1.83%	1.83%	1.83%	1.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.10)%		1.02%	0.35%	(0.61)%	(0.31)%
Portfolio Turnover Rate	28.46%		29.36%	41.52%	19.34%	33.07%

(a)	Net investment loss per share is based on average shares outstanding for the year ended November 30, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Fund

Notes to Financial Statements	November 30, 2013

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund” and “Small-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Fund

Notes to Financial Statements	November 30, 2013

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1	- quoted prices in active markets for identical securities
Level 2	- other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3	- significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of November 30, 2013:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$17,739,220	$-	$17,739,220
Exchange-Traded Funds	277,610	-	277,610
Investment Companies	-	273,501	273,501
Totals	$18,016,830	$273,501	$18,290,331

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-End Funds	$136,000	$-	$136,000
Common Stocks (b)	15,730,740	-	15,730,740
Investment Companies	-	1,038,536	1,038,536
Totals	$15,866,740	$1,038,536	$16,905,276

(a)
As of and during the year ended November 30, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the year ended November 30, 2013.  It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Fund

Notes to Financial Statements	November 30, 2013

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the year ended November 30, 2013, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of November 30, 2013, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2010, November 30, 2011 and November 30, 2012) and during the year ended November 30, 2013 and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements	November 30, 2013

2.	Advisory Fees and Other Transactions with Affiliates

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements (“Expense Limitation Agreement”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current year. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the current year, are included in Table 2.

Table 1
Fund	2016	2015	2014
Mid-Cap Fund	$ 41,771	$ 41,267	$ 40,330
Small-Cap Fund	$ 49,202	$ 49,555	$ 49,540

Table 2
Advisory Fees			Expense Limitation Ratio
Average Net Assets	Rate		Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisory Fees Waived		Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$ 41,771	$ 49,202	$ -	$ -

Capital Management Funds

Notes to Financial Statements	November 30, 2013

2.	Advisory Fees and Other Transactions with Affiliates (Continued)

Administrator
Matrix 360 Administration, LLC (“Matrix” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended November 30, 2013, Matrix earned $53,549 and $49,052 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the year ended November 30, 2013, $1,919 and $2,786 of sales charges were paid for the Mid-Cap Fund and Small-Cap Fund, respectively. During the year ended November 30, 2013, there were commissions on investment transactions paid to the Distributor of $10,850 and $20,900 for the Mid-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Administrator or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $3,498 and $1,579, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the year ended November 30, 2013. The Distributor has voluntarily waived $874 of these fees for the Small-Cap Fund for the year ended November 30, 2013.

Capital Management Funds

Notes to Financial Statements	November 30, 2013

4.	Purchases and Sales of Investment Securities

For the year ended November 30, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$4,259,780	$3,868,611
Small-Cap Fund	3,970,319	3,837,134

There were no purchases or sales of long-term U.S. Government Obligations during the year ended November 30, 2013.

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2013, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of November 30, 2013, (3) post-October and post-December loss deferrals as of November 30, 2013 and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Long-Term	Deferred
	Long-Term Gains	Ordinary Income	Capital Loss Carryforwards (Non-expiring)	Post-October Losses	Post-December Losses	Net Tax Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	$-	$-	$-	$-	$(31,114)	$6,201,135	$6,170,021
Small-Cap Fund	-	-	-	-	-	5,957,085	5,957,085

The undistributed ordinary income, capital gains, post-October losses, post-December and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the Statements of Assets and Liabilities due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of November 30, 2013 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$12,089,196	$6,455,875	$(254,740)	$6,201,135
Small-Cap Fund	10,948,191	6,394,462	(437,377)	5,957,085

Capital Management Funds

Notes to Financial Statements	November 30, 2013

5.	Federal Income Tax (Continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Mid-Cap Fund	$-	$-	$31,114	$48,352
Small-Cap Fund	-	-	-	-

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2013, the Mid-Cap Fund reclassified $18,684 of net investment loss to Capital on the Statement of Assets and Liabilities.

Table 4	For the Fiscal Year Ended November 30, 2013 Distributions from		For Fiscal Year Ended November 30, 2012 Distributions from
	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$853,409	$-	$-	$-
Small-Cap Fund	420,787	192,376	541,110	194,082

6.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2013	For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2013	For the Fiscal Year Ended November 30, 2012
Transactions in Capital Shares
Shares sold	-	5,729	3,981	2,149
Reinvested distributions	33,583	-	1,616	-
Shares repurchased	(21,828)	(10,988)	(3,462)	(452)
Net (Decrease) Increase in Capital Shares	11,755	(5,259)	2,135	1,697
Shares Outstanding, Beginning of Year	777,379	782,638	27,773	26,076
Shares Outstanding, End of Year	789,134	777,379	29,908	27,773

Capital Management Funds

Notes to Financial Statements	November 30, 2013

6.	Capital Share Transactions (continued)

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2013	For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2013	For the Fiscal Year Ended November 30, 2012
Transactions in Capital Shares
Shares sold	1,163	3,106	4,187	-
Reinvested distributions	22,237	35,348	514	566
Shares repurchased	-	-	-	-
Net Increase in Capital Shares	23,400	38,454	4,701	566
Shares Outstanding, Beginning of Year	658,366	619,912	9,204	8,638
Shares Outstanding, End of Year	681,766	658,366	13,905	9,204

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Funds’ financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust
and the Shareholders of Capital Management Mid-Cap Fund
and Capital Management Small-Cap Fund

We have audited the accompanying statements of assets and liabilities of Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund, each a series of Capital Management Investment Trust, including the schedules of investments, as of November 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund as of November 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 28, 2014

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The business and affairs of each Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and each Fund is set forth in the following tables. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 140 Broadway, 44th Floor, New York, NY 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation From each Fund**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$1,200	None	None	$2,400
Paul J. Camilleri	$2,000	None	None	$4,000
Anthony J. Walton	$800	None	None	$1,600
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*	Each of the Trustees serves as a Trustee to the two Funds of the Trust.
**	Figures are for the fiscal year ended November 30, 2013.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III, 71	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm)	2	None
Paul J. Camilleri, 65	Trustee	Since 2/07	Arbitrator for the National Association of Securities Dealers and New York Stock Exchange; previously, Consultant (2001-2003) to Credit Suisse (broker/dealer)	2	None
Anthony J. Walton, 70	Trustee	Since 12/94	Vice Chairman (Since 2005) of Standard Chartered Bank (commercial bank); Managing Director (since 2005) of Econban Finance, LLC (investment bank); Chief Executive Officer (since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm); previously, Partner (2000-2004) of McFarland Dewey & Company, LLC (investment bank)	2	None

Capital Management Funds

Additional Information (Unaudited)

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees*
David V. Shields, 73** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Trustee	Since 12/94	Director (since 1983) of Capital Management Associates, Inc. (investment advisor to the Fund); President and Managing Director (since 1982) of Shields & Company (broker/dealer and the former distributor to the Fund); Chairman and Managing Member of Wellington Shields & Co., LLC (broker/dealer and distributor to the Fund).	2	None
Joseph V. Shields, Jr., 75** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Chairman and Managing Director (since 1982) of Shields & Company; Vice-Chairman and Managing Member of Wellington Shields & Co., LLC	2	Chairman of Board of Trustees – BBH Trust for the 12 series of the trust (registered investment companies); Director (since 1989) of Flowers Foods, Inc. (NYSE listed food company).
*
Basis of Interestedness:  David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Funds’ investment advisor, and Wellington Shields & Company LLC, the Funds’ distributor.

**	David V. Shields and Joseph V. Shields, Jr. are brothers.

Officers
Ralph J. Scarpa, 76 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	President, Principal Executive Officer, and Principal Financial Officer	Since 1/07
President (since 2007) and portfolio manager of Capital Management Associates, Inc.; Senior Vice President and Managing Director and Secretary of Shields & Company; Co-CEO and Managing Member of Wellington Shields & Co., LLC.
				n/a	n/a
Theodore L. Knoop, 39 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	Chief Compliance Officer	Since 2/13
Chief Compliance Officer (since February 2013) of Capital Management Associates, Inc.; Chief Compliance Officer (since August 2012) of Wellington Shields & Co., LLC; Compliance Manager (from January 2010 to December 2012) of John Thomas Financial; Senior Compliance Officer (from November 2007 to January 2010) of Capital One Financial Advisors.
				n/a	n/a
Larry E. Beaver, Jr., 44 Matrix 360 Administration, LLC 4520 Main Street Suite 1425 Kansas City, MO 64111	Treasurer and Assistant Secretary	Since 5/08	Director of Mutual Fund Accounting (since January 2005) of Matrix 360 Administration, LLC (administrator and transfer agent to the Funds).	n/a	n/a
Robert S. Driessen, 66 Matrix 360 Administration, LLC 4520 Main Street Suite 1425 Kansas City, MO 64111	Secretary	Since 8/13
Chief Compliance Officer (since July 2013) of Matrix 360 Administration, LLC (administrator and transfer agent to the Funds); Chief Compliance Officer and Secretary (since July 2013) of 360 Funds Trust; Senior Vice President and Chief Compliance Officer (from November 2009 to December 2012) of Aquila Distributors; Vice President and Chief Compliance Officer (from November 2009 to December 2012) of Aquila Investment Management, LLC; Vice President & Chief Compliance Officer (April 2004 to December 2008) of Curian Capital, LLC.
				n/a	n/a

Capital Management Funds

Additional Information (Unaudited)

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers
Brandon Byrd, 32 Matrix 360 Administration, LLC 4520 Main Street Suite 1425 Kansas City, MO 64111	Assistant Secretary	Since 8/13
Director of Shareholder Services (since 12/2011) of Matrix 360 Administration, LLC (administrator and transfer agent to the Funds); Division Manager (from 2001 to 12/2011) of Boston Financial Data Services.
				n/a	n/a
Aaron Farr, 42 Matrix 360 Administration, LLC 4520 Main Street Suite 1425 Kansas City, MO 64111	Assistant Treasurer	Since 8/13
Director of Fund Administration (since July 2013) of Matrix 360 Administration, LLC (administrator and transfer agent to the Funds); Senior Vice President (from  October 2011 to July 2013) of The Rock Creek Group, LLC; Director of  Investment Valuation (from July 2008 to September 2011) of Guggenheim Investments.
				n/a	n/a

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.  Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

4.	Approval of the Renewal of the Investment Advisory Agreements for the Funds

On November 18, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Capital Management Investment Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Investment Advisory Agreement between the Trust and Capital Management Associates, Inc. (the “Adviser”) with respect to Mid-Cap Fund and Small-Cap Fund (the “Funds”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

Capital Management Funds

Additional Information (Unaudited)

In deciding whether to approve the renewal of each of the Investment Advisory Agreements, the Board considered numerous factors, including:

i.         The nature, extent, and quality of the services provided by the Adviser.  In this regard, the Board reviewed the services being provided by the Adviser to the Funds including, without limitation, the quality of its investment advisory services since each Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund's investment objectives and limitations; its compliance procedures and practices; its coordination of services for the Funds among the Funds' service providers; and its efforts to promote the Funds, grow the Funds' assets, and assist in the distribution of Fund shares.  The Board noted that several of the Trust's officers were employees of the Adviser and serve the Trust without additional compensation from the Funds.  After reviewing the foregoing information and further information in a memorandum from the Adviser (the “Adviser Memorandum”), the Board concluded that the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Funds.

ii.         The investment performance of the Funds and the Adviser.  In this regard, the Board compared the performance of each Fund with the performance of its benchmark index and with comparable funds with similar objectives managed by other investment advisers.  The Board also considered the consistency of the Adviser's management of each Fund with the Fund's investment objective and policies.  After reviewing the short and long-term investment performance of the Funds, the Adviser's experience managing the Funds and other advisory accounts, the Adviser's historical investment performance, and other factors, the Board concluded that the investment performance of the Funds and the Adviser was satisfactory.

iii.         Profitability. The Board considered the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their relationship with the Funds.  In this regard, the Board considered the Adviser's staffing, personnel, and methods of operating; the education and experience of the Adviser's personnel; the financial condition of the Adviser; the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset level of each Fund; the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Adviser on behalf of the Funds and the nature and frequency of advisory fee payments; and the differences in fees and services provided to the Adviser's other clients that may be similar to the Funds.  The Board reviewed the financial statements of the Adviser and discussed the financial stability and profitability of the Adviser.  The Board reviewed the Funds' Expense Limitation Agreements ("Expense Limitation Agreements") with the Adviser, and discussed the Adviser's prior fee waivers under the Expense Limitation Agreements.  The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser's name, the ability for the Adviser to place small accounts into the Funds, and the potential for the Adviser to generate soft dollars from certain of the Funds' trades that may benefit all of the Adviser's clients.  The Board then discussed the fees and expenses of each Fund (including the management fee) as compared to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors.  With respect to the Mid-Cap Fund, the Board determined that while the management fee may be higher than or equal to comparable funds and the net expense ratio may be higher than or equal to some comparable funds and lower than others, the Fund was also smaller than most comparable funds and the industry average.  With respect to the Small-Cap Fund, the Board determined that while the management fee may be higher than comparable funds and equal to and lower than other comparable funds and the net expense ratio may be higher than or equal to some of the comparable funds and lower than others, the Fund was also smaller than most of the comparable funds and the industry average.  Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

iv.         Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels would reflect those economies of scale for the benefit of the Funds' investors.  The Board considered that each Fund's fee arrangements with the Adviser involved both a management fee and an Expense Limitation Agreement.  The Board noted that the Funds utilize breakpoints in their advisory fee schedules and determined that the Funds' shareholders would benefit from economies of scale as the Funds grow.  The Board also determined that the Funds' shareholders had experienced benefits from the Expense Limitation Agreements and that, due to the size of the Funds, the Funds' shareholders would likely continue to experience benefits from the Expense Limitation Agreements until the Funds' assets grew to levels where expenses fell below the caps set by the Expense Limitation Agreements and the Adviser began receiving its full fees.  In addition, the Board noted that the Funds' shareholders benefit from economies of scale under the Funds' agreements with service providers other than the Adviser.  Following further discussion of the Funds' asset levels, expectations for growth, and fee levels, the Board determined that the Funds' fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

Capital Management Funds

Additional Information (Unaudited)

v.         The Adviser's practices regarding brokerage and portfolio transactions.  In this regard, the Board considered the Adviser's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, "third market" for listed securities and principal market makers for over-the-counter securities).  The Board also considered the historical and anticipated portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical or other services ("soft dollars").  The Board also examined the reasonableness of the commissions paid to the Distributor, a broker-dealer affiliated with the Adviser, in light of industry standards and the services provided.  After further review and discussion, the Board determined that the Adviser's practices regarding brokerage and portfolio transactions were satisfactory.

vi.         The Adviser's practices regarding possible conflicts of interest.  In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or the Adviser's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser's code of ethics.  Following further consideration and discussion, the Board indicated that the Adviser's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon the foregoing factors and other considerations, the Board, including a majority of the Independent Trustees, unanimously approved the renewal of the Investment Advisory Agreements for the Funds.

5.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended November 30, 2013.

	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$853,409	$-
Small-Cap Fund	420,787	192,376

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2014 to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their own tax advisors.

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix360 Administration, LLC	Capital Management Associates, Inc.
4520 Main Street	140 Broadway
Suite 1425	New York, NY 10005
Kansas City, MO 64111

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to item 12 (a) (1) below.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the independent accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2012	2013
Capital Management Mid-Cap Fund	$13,000.	$13,500.
Capital Management Small-Cap Fund	$13,000.	$13,500.

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended November 30, 2012 and November 30, 2013 for assurance and related services by the accountant that was reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2012	2013
Capital Management Mid-Cap Fund	$2,000.	$2,000.
Capital Management Small-Cap Fund	$2,000.	$2,000.

(d)	All Other Fees. –There were no other fees billed by the accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)	Not applicable.

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2013 and 2012 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: February 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: February 5, 2014